SHAREHOLDERS' EQUITY - Schedule of summary of performance stock units activity (Details)	12 Months Ended
Dec. 31, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	2,408,346
Granted	1,410,675
Vested	(763,148)
Forfeited	(287,904)
Unvested the end of the year	2,767,969
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	2,219,853
Granted	1,251,505
Vested	(752,783)
Forfeited	(259,374)
Unvested the end of the year	2,459,201
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	188,493
Granted	159,170
Vested	(10,365)
Forfeited	(28,530)
Unvested the end of the year	308,768